Derivatives - Cash Flow Hedges (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Pre-Tax Gain (Loss) Recognized in OCI	$ 0	$ 0	$ (35)	$ (2)
Net realized capital gains (losses)	(20)	(242)	317	(74)
Net investment income	498	534	778	816
Gain (loss) reclassification from ACOI, estimated net amount to be transferred			(8)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Pre-Tax Gain (Loss) Recognized in OCI	0	0	(35)	0
Foreign currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Pre-Tax Gain (Loss) Recognized in OCI	0	0	0	(2)
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized capital gains (losses)	0	(1)	0	0
Net investment income	0	0	(1)	0
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized capital gains (losses)	0	0	0	0
Net investment income	0	0	(1)	0
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income | Foreign currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized capital gains (losses)	0	(1)	0	0
Net investment income	$ 0	$ 0	$ 0	$ 0